Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Debt Disclosure [Abstract]
2021	¥ 658,813
2022	632,540
2023	599,752
2024	438,901
2025	520,526
Thereafter	1,428,822
Total	¥ 4,279,354	¥ 4,186,222